OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2018	2017

Employees and payroll accruals	$4,250	$3,082
Accrued expenses	7,190	6,100
Government authorities	156	1,427
Income tax payable and tax provision	1,457	951
Others	173	61

	$13,226	$11,621